Share-based awards (Tables)	12 Months Ended
Mar. 31, 2025
Share-based awards
Schedule of share-based compensation expense by function

	Year ended March 31,
	2023	2024	2025
	RMB	RMB	RMB
	(in millions)
Cost of revenue	5,710	3,012	2,162
Product development expenses	13,514	7,623	6,700
Sales and marketing expenses	3,710	2,265	2,137
General and administrative expenses	7,897	5,646	4,578
	30,831	18,546	15,577

RSUs
Share-based awards
Summary of changes in the RSUs

A summary of the changes in the RSUs relating to ordinary shares granted by the Company under the 2014 Plan during the year ended March 31, 2025 is as follows:

		Weighted-
		average
	Number	grant date
	of RSUs (iii)	fair value
		US$
Awarded and unvested as of April 1, 2024	64,446,461	116.85
Granted	11,553,472	87.51
Vested	(24,683,544)	135.52
Canceled/forfeited	(6,456,911)	105.56
Awarded and unvested as of March 31, 2025 (i)	44,859,478	100.65
Expected to vest as of March 31, 2025 (ii)	39,171,294	102.89

A summary of the changes in the RSUs relating to ordinary shares granted by the Company under the 2024 equity incentive plans during the year ended March 31, 2025 is as follows:

		Weighted-
		average
	Number	grant date
	of RSUs (iv)	fair value
		HK$
Awarded and unvested as of April 1, 2024	-	-
Granted	10,157,479	123.46
Vested	(76,000)	85.25
Canceled/forfeited	(645,944)	127.06
Awarded and unvested as of March 31, 2025 (i)	9,435,535	123.53
Expected to vest as of March 31, 2025 (ii)	8,309,041	123.73

(i)
No outstanding RSUs will be vested after the expiry of a period of up to ten years from the date of grant.
(ii)
RSUs expected to vest are the result of applying the pre-vesting forfeiture rate assumptions to total outstanding RSUs.
(iii)
Eight ordinary shares are issuable upon the vesting or the exercise of one share-based award under the 2014 Plan.
(iv)
One ordinary share is issuable upon the vesting or the exercise of one share-based award under the 2024 equity incentive plans.

Options
Share-based awards
Summary of changes in the share options

A summary of the changes in the share options relating to ordinary shares granted by the Company under the 2014 Plan during the year ended March 31, 2025 is as follows:

			Weighted
		Weighted	average
	Number	average	remaining
	of share	exercise	contractual
	options (iii)	price	life
		US$	(in years)
Outstanding as of April 1, 2024	6,834,667	85.77	5.5
Granted	150,000	84.60	7.1
Exercised	(181,000)	26.00	—
Canceled/forfeited	(168,000)	26.00	—
Outstanding as of March 31, 2025	6,635,667	88.89	4.5
Vested and exercisable as of March 31, 2025 (i)	4,475,667	98.65	3.0
Vested and expected to vest as of March 31, 2025 (ii)	6,619,558	89.04	4.5

A summary of the changes in the share options relating to ordinary shares granted by the Company under the 2024 equity incentive plans during the year ended March 31, 2025 is as follows:

Weighted
		Weighted	average
	Number	average	remaining
	of share	exercise	contractual
	options (iv)	price	life
		HK$	(in years)
Outstanding as of April 1, 2024	—	—	—
Granted	2,933,332	68.00	5.9
Outstanding as of March 31, 2025	2,933,332	68.00	5.9
Vested and exercisable as of March 31, 2025 (i)	—	—	—
Vested and expected to vest as of March 31, 2025 (ii)	2,698,650	68.00	5.9

(i)
No outstanding share options will be vested or exercisable after the expiry of a period of up to twelve and ten years from the date of grant under the 2014 Plan and the 2024 equity incentive plans, respectively.
(ii)
Share options expected to vest are the result of applying the pre-vesting forfeiture rate assumptions to total outstanding share options.
(iii)
Eight ordinary shares are issuable upon the vesting or the exercise of one share-based award under the 2014 Plan.
(iv)
One ordinary share is issuable upon the vesting or the exercise of one share-based award under the 2024 equity incentive plans.

Schedule of fair value assumptions

	Year ended March 31,
	2024	2025
Risk-free interest rate (i)	4.50%	3.36% - 4.49%
Expected dividend yield (ii)	0%	0%
Expected life (years) (iii)	6.50	4.45 - 4.75
Expected volatility (iv)	44.80%	48.51% - 49.44%

(i)
Risk-free interest rate is based on the yields of United States Treasury securities with maturities similar to the expected life of the share options in effect on the measurement date.
(ii)
For the share options granted during the years ended March 31, 2024 and 2025, expected dividend yield is nil as the Company decided to pay upon the exercise of such share options in an amount equivalent to the dividends as detailed in Note 30 to the participants.
(iii)
Expected life of share options is based on management’s estimate on timing of exercise of share options.
(iv)
Expected volatility is assumed based on the historical volatility of the Company in the period equal to the expected life of each grant.